Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	June 30, 2024				December 31, 2023
	Weighted Average Remaining Useful Life (Years)	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Trade Name/Trademarks	5.7	$3,294	$(608)	$2,686	$3,294	$(373)	$2,921
Customer Relationships	3.7	5,604	(1,448)	4,156	5,604	(887)	4,717
Developed Technology	8.7	8,697	(1,123)	7,574	8,697	(688)	8,009
Patents and Intellectual Property	8.7	2,703	(349)	2,354	2,703	(214)	2,489
Totals		$20,298	$(3,528)	$16,770	$20,298	$(2,162)	$18,136

	December 31, 2023 (Successor)				December 31, 2022 (Predecessor)
	Weighted Average Remaining Useful Life (Years)	Gross Amount	Accumulated Amortization	Net Carrying Amount	Gross Amount	Accumulated Amortization	Net Carrying Amount
Trade Name/Trademarks	6.17	$3,294	$(373)	$2,921	$2,183	$(725)	$1,458
Customer Relationships	4.17	5,604	(887)	4,717	6,401	(1,765)	4,636
Developed Technology	9.17	8,697	(688)	8,009	15,179	(3,398)	11,781
Non-compete Agreements	-	-	-	-	3,150	(1,736)	1,414
Patents and Intellectual Property	9.17	2,703	(214)	2,489	-	-	-
Totals		$20,298	$(2,162)	$18,136	$26,913	$(7,624)	$19,289

Schedule of amortization expense on intangible assets

For the Years Ending December 31,	Amount
2024 (remainder of year)	$1,365
2025	2,731
2026	2,731
2027	2,731
2028	1,844
Thereafter	5,368
Total	$16,770

For the Years Ending December 31,	Amount
2024	$2,731
2025	2,731
2026	2,731
2027	2,731
2028	1,844
2029 and thereafter	5,368
Total	$18,136